Software, Net - Additional Information (Detail) - Software Licenses and Implementation Costs [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Capitalized Computer Software Net [Line Items]
Amortization expense	₨ 52	$ 0.7	₨ 23	₨ 12
Estimated amortization expense, 2021	33
Estimated amortization expense, 2022	19
Estimated amortization expense, 2023	₨ 3